Annual Total Returns	12 Months Ended
Dec. 31, 2025
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	11.20%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	3.18%